Document And Entity Information	May 10, 2022
Document Information [Line Items]
Entity, Registrant Name	Jones Soda Co.
Document, Type	8-K
Document, Period End Date	May 10, 2022
Entity, Incorporation, State or Country Code	WA
Entity, File Number	0-28820
Entity, Tax Identification Number	52-2336602
Entity, Address, Address Line One	66 South Hanford Street, Suite 150
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98134
City Area Code	206
Local Phone Number	624-3357
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001083522